Expense Example, No Redemption - Class A C Inst Serv Inv R6 Shares - Goldman Sachs Technology Opportunities Fund - Class C Shares	Dec. 29, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 202
3 Years	660
5 Years	1,144
10 Years	$ 2,480
Expense Example, No Redemption, By Year, Caption [Text]	Class C Shares – Assuming no redemption